ACQUISITION OF SUBSIDIARIES - Asset Acquisitions (Details) ¥ in Thousands, $ in Thousands	Aug. 01, 2022 CNY (¥)	Aug. 01, 2022 USD ($)	Nov. 11, 2021 CNY (¥)	Aug. 16, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 01, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 17, 2020
Net assets acquired:
Property and equipment, net					¥ 11,964,498	$ 1,734,689		¥ 10,092,419
Operating lease right-of-use assets, net			¥ 20,929
Intangible assets, net					1,497,131	217,064		900,335	$ 2,282,473	¥ 1,552,460
Land use rights, net					576,020	83,515		337,235
Operating lease right-of-use assets, net					3,503,925	508,021		2,869,338
Deferred tax assets					196,098	28,432		168,002
Other non-current assets					551,572	79,970		1,957,462
Cash and cash equivalents					2,661,321	385,855		1,372,481		2,710,349
Operating lease liabilties					(3,579,571)	(518,989)
Finance lease liabilities					(1,253,900)	(181,799)
Deferred tax liabilities					(682,580)	(98,965)		(348,404)
Property and land use right					617,808	89,574		368,101
Construction-in-progress					2,770,348	401,663		3,239,407
BJ JHC [Member]
Net assets acquired:
Equity interests acquired (as a percent)											100.00%
Operating Permits
Net assets acquired:
Intangible assets, net					1,161,443	168,393		600,299	1,217,876	625,129
Purchased software
Net assets acquired:
Intangible assets, net					¥ 68,122	$ 9,877		¥ 55,182	$ 207,565	¥ 177,421
SH Hesheng [Member]
Asset acquisitions
Equity interests acquired (as a percent) (AA)			100
Net assets acquired:
Property and equipment, net			¥ 94,148
Operating lease liabilities			(20,292)
Intangible assets, net			27,646
Other non-current assets			872
Cash and cash equivalents			423
Other current assets			25,646
Other current liabilities			(962)
Deferred tax liabilities			(10,853)
Total consideration in cash			¥ 137,557
Zhongke Zijing [Member]
Asset acquisitions
Total cash consideration				¥ 151,884
Equity interests acquired (as a percent) (AA)				100
Net assets acquired:
Intangible assets, net				¥ 203,586
Land use rights, net				36,013
Other non-current assets				7,349
Other current assets				21,017
Other current liabilities				(65,125)
Deferred tax liabilities				(50,959)
Total consideration in cash				151,884
Zhongke Zijing [Member] | Operating Permits
Net assets acquired:
Cash and cash equivalents				¥ 3
BJ JiangHeCloud [Member]
Net assets acquired:
Property and equipment, net	¥ 306,546						$ 44,445
Land use rights, net	221,556						32,123
Cash and cash equivalents	3,325						482
Other current assets	3,959						574
Other current liabilities	(15,448)						(2,240)
Deferred tax liabilities	(209,989)						(30,446)
Total consideration in cash	789,938	$ 114,530
BJ JiangHeCloud [Member] | Operating Permits
Net assets acquired:
Intangible assets, net	¥ 479,989						$ 69,592